Revenue Recognition - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue Recognition
Total revenue	$ 18,487	$ 19,215	$ 33,963	$ 34,789	$ 73,390	$ 62,565	$ 46,252
United States
Revenue Recognition
Total revenue	15,491	12,995	27,496	24,299	51,072	42,993	33,237
International
Revenue Recognition
Total revenue	2,996	6,220	6,467	10,490	22,318	19,572	13,015
Devices and accessories
Revenue Recognition
Total revenue	12,273	13,429	21,121	24,443	50,263	47,868	38,347
Software and other services
Revenue Recognition
Total revenue	$ 6,214	$ 5,786	$ 12,842	$ 10,346	$ 23,127	$ 14,697	$ 7,905